Aggregate Number and Price of Shares Repurchased (Detail) (JPY ¥) In Millions, except Share data	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Accelerated Share Repurchases [Line Items]
Aggregate Number of Shares Repurchased	138,141	154,065	868,120
Aggregate Price of Shares Repurchased	¥ 20,000	¥ 20,000	¥ 136,846